Net revenues - summary of revenue by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Net revenues	€ 86,676	€ 108,187	€ 110,412
Net revenues	86,676	108,187	110,412
North America(1)
Disclosure of geographical areas [line items]
Net revenues	60,783	73,848	73,405
Net revenues	60,783	73,848	73,405
Italy
Disclosure of geographical areas [line items]
Net revenues	5,454	7,259	8,815
Net revenues	5,454	7,259	8,815
Brazil
Disclosure of geographical areas [line items]
Net revenues	4,518	7,423	6,452
Net revenues	4,518	7,423	6,452
France
Disclosure of geographical areas [line items]
Net revenues	2,420	3,021	3,204
Net revenues	2,420	3,021	3,204
Germany
Disclosure of geographical areas [line items]
Net revenues	2,325	2,519	2,755
Net revenues	2,325	2,519	2,755
China
Disclosure of geographical areas [line items]
Net revenues	1,412	1,753	1,974
Net revenues	1,412	1,753	1,974
Spain
Disclosure of geographical areas [line items]
Net revenues	789	1,200	1,397
Net revenues	789	1,200	1,397
United Kingdom
Disclosure of geographical areas [line items]
Net revenues	696	995	1,136
Net revenues	696	995	1,136
Argentina
Disclosure of geographical areas [line items]
Net revenues	772	861	1,384
Net revenues	772	861	1,384
Turkey
Disclosure of geographical areas [line items]
Net revenues	947	739	896
Net revenues	947	739	896
Japan
Disclosure of geographical areas [line items]
Net revenues	752	839	718
Net revenues	752	839	718
Australia
Disclosure of geographical areas [line items]
Net revenues	322	320	418
Net revenues	322	320	418
Other countries
Disclosure of geographical areas [line items]
Net revenues	5,486	7,410	7,858
Net revenues	€ 5,486	€ 7,410	€ 7,858